INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
GILTI percent	10.50%	10.50%
UNITED STATES
Operating loss	$ 40,033,713	$ 37,289,228	$ 33,900,937
Deferred tax asset	8,407,080	7,830,738	7,119,197
SINGAPORE
Operating loss	15,815,441	14,098,824	10,082,433
Deferred tax asset	2,688,625	2,396,800	1,714,014
VIET NAM
Operating loss	6,309,806	5,997,198	4,881,638
Deferred tax asset	$ 1,261,961	$ 1,199,440	976,328
Income tax rate	20.00%	20.00%
Expire term	5 years	5 years
INDIA
Operating loss	$ 6,892
Deferred tax asset	$ 1,735	$ 2,499	2,398
Income tax rate	25.00%	25.00%
Operating gain		$ 9,997	9,593
INDONESIA
Operating loss	$ 1,306,049	899,979	286,423
Deferred tax asset	$ 287,331	$ 197,995	63,013
Expire term	5 years	10 years
PHILIPPINES
Operating loss	$ 1,375,232	$ 1,265,397	982,469
Deferred tax asset	$ 343,808	$ 316,349	245,617
Expire term	3 years	5 years
THAILAND
Operating loss	$ 681,413	$ 531,943
Deferred tax asset	$ 136,283	$ 106,389
Expire term	5 years	5 years
MALAYSIA
Operating loss	$ 5,367	$ 7,595	14,164
Deferred tax asset	$ 1,288	$ 1,823	$ 3,399
Expire term	7 years	10 years
SWITZERLAND
Income tax rate	25.00%
Standard income tax	$ 20,140
Current and deferred tax expenses	1,007
HONG KONG
Operating loss	51,531
Deferred tax asset	$ 8,503